SHARE CAPITAL (Narrative) (Details)						1 Months Ended																3 Months Ended					12 Months Ended
	Dec. 15, 2022 USD ($) Share $ / shares	Aug. 04, 2022 USD ($) $ / shares shares	Dec. 15, 2020 USD ($) Share $ / shares	Oct. 05, 2020 USD ($) Share $ / shares	Sep. 14, 2020 USD ($) $ / shares shares	Dec. 31, 2022 Share shares	Jun. 30, 2022 shares	Jan. 31, 2022 shares	Dec. 31, 2021 Share shares	Dec. 16, 2021 USD ($) Share $ / shares	Sep. 30, 2021 USD ($) Share	Sep. 17, 2021 $ / shares	Sep. 17, 2021 USD ($) shares	Jul. 31, 2021 USD ($) Share	Jun. 30, 2021 USD ($) Share	May 31, 2021 shares	Mar. 31, 2021 USD ($) Share shares	Feb. 28, 2021 CAD ($) Share	Feb. 24, 2021 USD ($) Share $ / shares	Sep. 22, 2020 USD ($) Share $ / shares	Mar. 16, 2020 USD ($) Share $ / shares	Sep. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) Share $ / shares shares	Dec. 31, 2021 Share $ / shares shares	Dec. 31, 2021 USD ($) Share $ / shares shares	Dec. 31, 2020 USD ($) Share $ / shares shares	Feb. 29, 2020 shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares outstanding | shares						79,763,689			62,170,212																		79,763,689	62,170,212	62,170,212	54,608,177		47,823,177
Number of shares issued | shares						79,763,689			62,170,212																		79,763,689	62,170,212	62,170,212
Proceeds from issuing shares | $		$ 11,000,000			$ 23,069,000								$ 17,301,750														$ 11,898,694		$ 18,976,371	$ 23,069,000
Share issue price | (per share)		$ 0.66			$ 3.4							$ 2.55
Shares issued for cash | shares		16,666,667			6,785,000								6,785,000
Brokerage fee expense | $		$ 400,004			$ 1,240,685								$ 921,918
Legal and filing expense | $		$ 367,521			$ 661,941								$ 375,278
Number of share options exercised | Share																											0		193,066	0
Proceeds from exercise of options | $																													$ 376,153
Weighted average share price, share options granted | $ / shares																												$ 3.37
Number of common shares held in escrow released | shares																															966,563
Share-based-payments | $																											$ 1,742,511		$ 1,863,085	$ 1,693,886
Number of stock options canceled | Share																											1,471,600		21,190	8,000
Number of share options granted | Share	75,250		290,729	40,000						391,510									100,000	40,000	80,000						75,250		491,510	450,729
Exercise price | $ / shares	$ 0.64		$ 3.7	$ 3.33						$ 2.04									$ 3.38	$ 3.39	$ 1.4						$ 0.64		$ 2.31	$ 3.23
Expiration date	December 15, 2027		December 15, 2025	October 5, 2025						December 16, 2026									February 24, 2026	September 22, 2025	March 16, 2025
Expense from share-based payment transactions with employees | $	$ 22,366		$ 391,614	$ 71,606						$ 312,921									$ 127,797	$ 73,349	$ 57,293
ATM Sales [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares sold under ATM | shares																						340,058	427,997	155,000	320,950	41,000
Proceeds from issuing shares | $																						$ 224,678	$ 674,016	$ 456,957	$ 1,057,951	$ 159,713
Share issue price | $ / shares																						$ 0.66	$ 1.57	$ 2.95	$ 3.3	$ 3.9
Percentage of brokers' fee in commission																						2.75%	2.75%	2.75%	2.75%	2.75%
Equity Incentive Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised | Share											1,333			2,000	30,000		15,333	144,400
Proceeds from exercise of options											$ 3,042			$ 4,628	$ 52,960		$ 35,759	$ 292,330
Cash redemption of vested RSUs | shares						47,496	3,000	1,371	16,494							2,056
Shares issued for exercise of options and vested RSUs | shares																	19,445
Shares issued related to restricted share unit grant | shares						158,755			62,907
Percentage of issued and outstanding capital acquire for issuance of awards																											10.00%
Number of equity incentive awards available for issuance | Share																											3,062,794		77,096
Number of units vested | shares																	4,112
Equity Incentive Awards [Member] | One participant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum threshold of outstanding issue in an annual period																											5.00%
Equity Incentive Awards [Member] | One consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum threshold of outstanding issue in an annual period																											2.00%
Equity Incentive Awards [Member] | Eligible persons (as a group) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum threshold of outstanding issue in an annual period																											2.00%
Equity Incentive Awards [Member] | Insiders (as a group) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum threshold of outstanding issue in an annual period																											10.00%
Equity Incentive Awards [Member] | Insiders (as a group) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum threshold of outstanding issue in an annual period																											10.00%
Equity Incentive Awards [Member] | Any one insider and his or her associates or affiliates [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum threshold of outstanding issue in an annual period																											5.00%
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based-payments | $																											$ 431,884		$ 932,333	$ 1,351,643
Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares available for issuance | Share																											2,000,000		1,200,000
Share-based-payments | $																											$ 871,875		$ 837,858	$ 35,020
Vested RSUs for which settlement has been deferred | shares																											43,667		18,667
Number of units vested | shares																											267,405		117,893
Number of units canceled | Share																											30,371		16,859
Number of units granted | Share																											253,251		488,856	358,203
Weighted average grant date, Granted | $ / shares																											$ 0.64		$ 2.08	$ 3.7
Restricted Share Units [Member] | Officers and Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted | Share	253,251		358,203							488,856
Expense from share-based payment transactions with employees | $	$ 169,318		$ 1,257,695							$ 1,037,359
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares available for issuance | Share																											1,000,000		400,000
Share-based-payments | $																											$ 438,752		$ 92,894	$ 307,223
Number of units granted | Share																											170,858		228,168	87,500
Weighted average grant date, Granted | $ / shares																											$ 0.72		$ 2.17	$ 3.7
Deferred Share Units [Member] | Certain Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units issued | Share						170,858			30,168																		170,858	30,168	30,168
Expense from share-based payment transactions with employees | $																											$ 123,774		$ 75,086
Deferred Share Units [Member] | Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted | Share			87,500							198,000
Expense from share-based payment transactions with employees | $			$ 307,223							$ 420,159